SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance	3,000,000
Forfeited			66,667
Stock based compensation	$ 153	$ 155	$ 201
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Shareholder Bonus Rights Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of common stock issuable	15.00%
Percentage of discount on common stock at market price	50.00%
Maximum term	10 years
Redemption price of rights	$ 0.003